Relation with Controlling Shareholder and Related Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Parent Company [Member] | Operating Expense
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Labor and related expense	$ 1,090	$ 2,191